Net Revenue	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Net Revenue
5. NET REVENUE

	2019	2018	2017
Sales of goods	41,067,754	40,862,324	37,578,420

Domestic market	40,980,400	40,841,247	37,567,483
External customers	87,354	21,077	10,937
Services rendered	2,159,668	2,309,830	2,446,475
(-) Bonus / Discounts	(4,275,421)	(1,934,407)	(1,815,060)

Total	38,952,001	41,237,747	38,209,835